ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Revenues	$ 27,177		$ 29,657	$ 22,057
Percentage of revenues	100.00%		100.00%	100.00%
USA [Member]
Reserve Quantities [Line Items]
Revenues	$ 21,223		$ 26,094	$ 19,330
Percentage of revenues	79.00%		88.00%	88.00%
A P A C [Member]
Reserve Quantities [Line Items]
Revenues	$ 4,192
Percentage of revenues	15.00%
Europes [Member]
Reserve Quantities [Line Items]
Revenues	$ 1,747		$ 2,031	$ 1,847
Percentage of revenues	6.00%		7.00%	8.00%
Israel [Member]
Reserve Quantities [Line Items]
Revenues			$ 149	$ 150
Percentage of revenues		[1]	1.00%	1.00%
Others [Member]
Reserve Quantities [Line Items]
Revenues	$ 15		$ 1,383	$ 730
Percentage of revenues		[1]	4.00%	3.00%

[1]	Less than 1%